Financial risk and capital management - Credit risk exposure and grading (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	$ 49,580	$ 62,467
Non-current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	743	341
Current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	2,651	2,989
Trade and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	13,591	13,204
Non-current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	648	559
Current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	1,023	1,378
Investment grade, rated A or above | Non-current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	208	193
Investment grade, rated A or above | Current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	2,231	2,609
Investment grade, rated A or above | Trade and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	3,764	3,248
Investment grade, rated A or above | Non-current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	308	305
Investment grade, rated A or above | Current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	639	565
Other investment grade | Non-current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	3	8
Other investment grade | Current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	17	29
Other investment grade | Trade and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	5,286	5,103
Other investment grade | Non-current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	0	7
Other investment grade | Current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	223	565
Non-investment grade or not rated | Non-current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	531	140
Non-investment grade or not rated | Current financial receivables
Disclosure of credit risk exposure [line items]
Financial assets	404	351
Non-investment grade or not rated | Trade and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	4,541	4,853
Non-investment grade or not rated | Non-current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	340	247
Non-investment grade or not rated | Current derivative financial instruments
Disclosure of credit risk exposure [line items]
Financial assets	$ 161	$ 248